HOT MADEN INTEREST (Summarized Financial Information in Associate Balance Sheet Items) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Jul. 03, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
Current Assets	$ 38,359		$ 28,097
Total assets	660,915		534,882
Non-current Liabilities	2,807		3,288
Total liabilities	9,245		7,577
Company's share of net assets of associate	177,452
Hot Maden Associate [member]
Disclosure of associates [line items]
Current Assets	619
Non-current assets	591,343
Total assets	591,962
Current Liabilities	456
Non-current Liabilities
Total liabilities	456
Net Assets	591,506
Company's share of net assets of associate	$ 177,452	$ 190,700